Construction in Progress (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Construction in Progress

	2018	2017
	Million	Million

As of January 1	78,112	89,853
Additions	163,962	173,919
Transferred to property, plant and equipment	(169,894)	(185,660)

As of December 31	72,180	78,112